Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation
S-K,
we have not granted new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of a Quarterly Report on Form
10-Q,
Annual Report on Form
10-K,
or Current Report on Form
8-K
that discloses material nonpublic information. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us. In the event that we determine to grant new awards of
such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us. In the event that we determine to grant new awards of
such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us. In the event that we determine to grant new awards of
such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.